Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 1,436,861	$ 3,862,716	$ 2,355,060
Investment in U.S. Treasury Bills at fair value (cost: $1,714,790 and $0)	1,727,811
Inventory	6,580	6,580
Prepaid expenses	1,728	15,665	11,055
Deposit	98,480	98,480
Total Current Assets	3,271,460	3,983,441	2,366,115
Property and Equipment, net	75,104	87,861	110,943
Investment in gold bullions (cost $450,216 and $450,216, respectively)	458,832	437,251	437,212
Operating lease right-of-use asset, net	34,814	58,849	104,124
Security deposit	3,518	3,518	3,518
Total Assets	3,843,728	4,570,920	3,021,912
Current Liabilities
Accounts payable and accrued expenses	527,919	540,339	587,794
Note payable - related party		1,617,000	1,657,000
Royalty agreement payable - related party		65,292	65,292
Operating lease liability, current	18,019	39,200	44,577
Loan payable	65,244	95,244	60,000
Convertible note payable, net of debt discount of $0 and $246,577, respectively			503,423
Total Current Liabilities	8,337,234	8,072,083	8,162,646
Long Term Liabilities
Loan payable, net of current			95,244
Operating lease liability, net of current	17,145	20,697	59,897
Total Liabilities	8,354,379	8,092,780	8,317,787
Commitments and Contingencies (Note 9)
Stockholders’ Deficit
Preferred stock value
Common stock value
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000	22,000
Additional paid-in capital	10,888,790	10,834,729	9,894,179
Accumulated Other comprehensive income	13,021
Accumulated Deficit	(47,812,873)	(46,657,000)	(42,814,986)
Total Stockholders’ Deficit	(4,510,651)	(3,521,860)	(5,295,875)
Total Liabilities and Stockholders’ Deficit	3,843,728	4,570,920	3,021,912
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock value	5,217,800	5,217,800	5,217,800
Common Class A [Member]
Stockholders’ Deficit
Common stock value	27,160,611	27,060,611	22,385,132
Common Class B [Member]
Stockholders’ Deficit
Common stock value
Related Party [Member]
Current Liabilities
Note payable - related party	1,617,000	1,617,000	1,657,000
Royalty agreement payable - related party	65,292	65,292
Accounts payable and accrued expenses - related party	$ 6,043,760	$ 5,715,008	$ 5,244,560